May 2003

Report to Fellow Shareholders:

For the fiscal year ended March 31, 2003, Nicholas Equity Income Fund, Inc. performed slightly worse than the S&P 500 Index. The Fund declined 27.42% while the S&P 500 was down 24.75%. We are as disappointed as you are with this poor absolute performance; however, our year-to-date performance through May 28th is 3.84%.

Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2003.

	Average Annual Total Return*
	1 Year	3 Year	5 Year
Nicholas Equity Income Fund, Inc.	(27.42)%	(5.07)%	(5.62)%
Standard & Poor’s 500 Index	(24.75)%	(16.09)%	(3.76)%
Consumer Price Index	3.03%	2.45%	2.57%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. (Distributions Reinvested)	$7,258	$8,555	$7,487

At March 31, 2003, the Fund was composed of 33 common stocks. The cash position was 9%. All of the stocks owned by the Fund pay dividends. The biggest industry concentrations are in industrials (capital goods and commercial services and supplies) at 27% and financials (banks and insurance) at 23% of assets.

Management views the economic outlook as favorable. Low interest rates, practically no inflation and the recent tax cut suggest a decent background for financial assets such as stocks.

In our opinion, it is quite reasonable to believe that the long, devastating, volatile bear market in stocks is over. However, after the bitter and hurtful experience of the last five years, a better feeling about equity investments may be slow in returning.

Nicholas Company is practicing its core belief by emphasizing stock selection in our daily work.

Please visit our expanded website, www.nicholasfunds.com, for account access and fund information. Thank you for your continued interest in our Fund.

Sincerely,

Albert O. Nicholas                         David O. Nicholas
Co-Portfolio Manager                   Co-Portfolio Manager

*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund’s average annual total return for the life of the Fund, November 23, 1993 through March 31, 2003 was 3.29%.

Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------
                                                           For the year ended March 31,
                                                 ----------------------------------------------
                                                  2003      2002      2001      2000      1999
                                                 ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD ........... $12.66    $11.20    $11.10    $12.32    $14.35
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income ........................    .18       .18       .23       .40       .44
  Net gain (loss) on securities
   (realized and unrealized) ...................  (3.63)     1.45       .07      (.94)    (1.66)
                                                 ------    ------    ------    ------    ------
    Total from investment operations ...........  (3.45)     1.63       .30      (.54)    (1.22)
                                                 ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS
  From net investment income ...................   (.19)     (.17)     (.20)     (.44)     (.48)
  From net capital gain ........................     --        --        --        --      (.17)
  In excess of book realized gain ..............     --        --        --      (.24)     (.16)
                                                 ------    ------    ------    ------    ------
    Total distributions ........................   (.19)     (.17)     (.20)     (.68)     (.81)
                                                 ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD ................. $ 9.02    $12.66    $11.20    $11.10    $12.32
                                                 ------    ------    ------    ------    ------
                                                 ------    ------    ------    ------    ------
TOTAL RETURN ..................................(27.42)%    14.72%     2.74%   (4.20)%   (8.65)%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ...........  $15.7     $19.4     $17.6     $18.3     $25.0
Ratio of expenses to average net assets (1) ....   .90%      .90%      .90%      .90%      .90%
Ratio of net investment income to
 average net assets (1) ........................  1.74%     1.52%     2.06%     3.30%     3.36%
Portfolio turnover rate ........................ 57.15%    49.10%    52.38%    79.34%    54.41%
(1)  Net of reimbursements by adviser.  Absent reimbursement of expenses, the ratio of expenses to average net assets would have been, 1.16%,
     1.25%,1.23%, 1.18% and 1.10% for the fiscal years ended March 31, 2003,
     2002, 2001, 2000 and 1999, respectively.  Also, the respective ratio of net investment income to average net assets would have been 1.48%, 1.17%,
     1.73%, 3.02% and 3.16%.

               The accompanying notes to financial statements are an integral part of these statements.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                      Percentage
        Name                                                        of Net Assets
        ----                                                        -------------
        Lancaster Colony Corporation ..............................     4.16%
        Charter One Financial, Inc. ...............................     3.71%
        Alberto-Culver Company - Class A ..........................     3.67%
        Plum Creek Timber Company, Inc. ...........................     3.44%
        ServiceMaster Company (The)................................     3.32%
        Johnson Controls, Inc. ....................................     3.24%
        J.M. Smucker Company (The) ................................     3.16%
        AptarGroup, Inc. ..........................................     3.10%
        U.S. Bancorp ..............................................     3.03%
        New England Business Service, Inc. ........................     2.94%
                                                                       ------
        Total of top ten ..........................................    33.77%
                                                                       ------
                                                                       ------
Schedule of Investments
March 31, 2003
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                              Value
----------                                         -----------
COMMON STOCKS - 91.04%
            Consumer Cyclicals-
             Products - 2.82%
   42,000   RPM International, Inc.                $   441,000
                                                   -----------
            Consumer Discretionary-
             Auto & Components - 3.24%
    7,000   Johnson Controls, Inc.                     507,080
                                                   -----------
            Consumer Discretionary-Hotels,
             Restaurants & Leisure - 2.63%
   15,000   Wendy's International, Inc.                412,650
                                                   -----------
            Consumer Discretionary-
             Retailing - 4.03%
   29,000   Dollar General Corporation                 354,090
   20,000   Hancock Fabrics, Inc.                      278,000
                                                   -----------
                                                       632,090
                                                   -----------
            Consumer Staples-Food,
             Beverage & Tobacco - 3.16%
   14,176   J.M. Smucker Company (The)                 495,735
                                                   -----------
            Consumer Staples-Food &
             Drug Retailing - 2.77%
   28,000   SUPERVALU INC.                             434,000
                                                   -----------
            Consumer Staples-Products - 3.67%
   12,000   Alberto-Culver Company - Class A           575,400
                                                   -----------
            Financials-Banks - 6.74%
   21,000   Charter One Financial, Inc.                580,860
   25,000   U.S. Bancorp                               474,500
                                                   -----------
                                                     1,055,360
                                                   -----------
            Financials-Insurance - 12.65%
   18,000   AmerUs Group Co.                           441,720
    5,000   American National Insurance
             Company                                   389,650
    8,000   Marsh & McLennan Companies, Inc.           341,040
   12,000   Mercury General Corporation                455,400
    5,000   XL Capital Ltd. - Class A                  353,900
                                                   -----------
                                                     1,981,710
                                                   -----------
            Financials-Real Estate - 3.45%
   25,000   Plum Creek Timber Company, Inc.            539,750
                                                   -----------
            Health Care-Equipment - 2.26%
   19,000   Baxter International Inc.                  354,160
                                                   -----------
            Health Care-Pharmaceuticals &
             Biotechnology - 8.95%
   20,000   Bristol-Myers Squibb Company               422,600
    7,000   Merck & Co., Inc.                          383,460
   10,000   Pfizer Inc.                                311,600
   16,000   Schering-Plough Corporation                285,280
                                                   -----------
                                                     1,402,940
                                                   -----------
            Industrials-Capital Goods - 17.80%
   10,000   CLARCOR Inc.                               362,000
   11,000   Donaldson Company, Inc.                    402,380
    5,500   Emerson Electric Co.                       249,425
    7,000   Illinois Tool Works Inc.                   407,050
   17,000   Lancaster Colony Corporation               651,933
   13,000   Pentair, Inc.                              459,550
    6,000   W.W. Grainger, Inc.                        257,400
                                                   -----------
                                                     2,789,738
                                                   -----------
            Industrials-Commercial
             Services & Supplies - 8.99%
   13,000   Cintas Corporation                         427,700
   18,000   New England Business Service, Inc.         460,800
   52,000   ServiceMaster Company (The)                520,000
                                                   -----------
                                                     1,408,500
                                                   -----------
            Materials - 5.24%
   15,000   AptarGroup, Inc.                           485,250
    8,000   Bemis Company, Inc.                        336,480
                                                   -----------
                                                       821,730
                                                   -----------
            Telecommunication Services - 2.64%
   15,000   CenturyTel, Inc.                           414,000
                                                   -----------
                 TOTAL COMMON STOCKS
                  (cost $14,948,428)                14,265,843
                                                   -----------
SHORT-TERM INVESTMENTS - 9.21%
            Commercial Paper - 7.81%
 $300,000   Household Finance Corporation
             04/02/03, 1.25%                           299,990
  125,000   John Deere Capital Corporation
             04/07/03, 1.39%                           124,971
  250,000   John Deere Capital Corporation
             04/10/03, 1.40%                           249,913
  250,000   LaSalle Bank Corporation
             04/15/03, 1.25%                           249,878
  300,000   DaimlerChrysler North America
             Holding Corporation
             04/21/03, 1.45%                           299,758
                                                   -----------
                                                     1,224,510
                                                   -----------
            Variable Rate Demand Note - 1.40%
  218,968   U.S. Bank N.A.
             04/01/03, 1.06%                           218,968
                                                   -----------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $1,443,478)                  1,443,478
                                                   -----------
                 TOTAL INVESTMENTS
                  (cost $16,391,906) - 100.25%      15,709,321
                                                   -----------
            LIABILITIES, NET OF
             OTHER ASSETS - (0.25)%                    (38,656)
                                                   -----------
                 TOTAL NET ASSETS
                  (basis of percentages
                  disclosed above) - 100%          $15,670,665
                                                   -----------
                                                   -----------

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2003
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $16,391,906) ....    $ 15,709,321
    Receivables -
         Dividends and interest ...............................         14,128
                                                                  ------------
              Total assets ....................................     15,723,449
                                                                  ------------
LIABILITIES
    Payables -
         Management fee .......................................         36,056
         Other payables and accrued expenses ..................         16,728
                                                                  ------------
              Total liabilities ...............................         52,784
                                                                  ------------
              Total net assets ................................   $ 15,670,665
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $ 18,656,815
    Net unrealized depreciation on investments ................       (682,585)
    Accumulated net realized loss on investments ..............     (2,359,264)
    Accumulated undistributed net investment income ...........         55,699
                                                                  ------------
                                                                  $ 15,670,665
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.0001 par value,
 500,000,000 shares authorized),
 offering price and redemption price
 ($15,670,665 / 1,737,578 shares outstanding) .................          $9.02
                                                                         -----
                                                                         -----

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended March 31, 2003
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................    $   379,527
    Interest ..................................................         59,993
                                                                   -----------
         Total income .........................................        439,520
                                                                   -----------
EXPENSES
    Management fee ............................................        116,754
    Registration fees .........................................         19,751
    Audit and tax consulting fees .............................         17,725
    Legal fees ................................................         13,834
    Transfer agent fees .......................................          7,751
    Printing ..................................................          5,656
    Directors' fees ...........................................          2,400
    Postage and mailing .......................................          2,056
    Accounting system and pricing service fees ................          1,367
    Other operating expenses ..................................          6,106
                                                                   -----------
         Total expenses before reimbursement ..................        193,400
                                                                   -----------
         Reimbursement of expenses by adviser (Note 2).........        (43,288)
                                                                   -----------
         Total expenses after reimbursement ...................        150,112
                                                                   -----------
         Net investment income ................................        289,408
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS ..............................     (2,112,448)
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS...........     (3,630,097)
                                                                   -----------
    Net realized and unrealized loss on investments ...........     (5,742,545)
                                                                   -----------
    Net decrease in net assets resulting from operations ......    $(5,453,137)
                                                                   -----------
                                                                   -----------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended March 31, 2003 and 2002
-------------------------------------------------------------------------------
                                                  2003                2002
                                               -----------         -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................   $   289,408         $   270,076
    Net realized gain (loss)
     on investments ........................    (2,112,448)            926,451
    Change in net unrealized
     appreciation on investments ...........    (3,630,097)          1,291,703
                                               -----------         -----------
         Net increase (decrease) in
          net assets resulting from
          operations .......................    (5,453,137)          2,488,230
                                               -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............      (300,049)           (259,488)
                                               -----------         -----------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (301,095 and 112,559
     shares, respectively) .................     3,083,410           1,321,560
    Reinvestment of distributions
     (27,812 and 21,529
     shares, respectively) .................       286,854             246,929
    Cost of shares redeemed
     (126,274 and 173,107
     shares, respectively) .................    (1,379,001)         (2,000,754)
                                               -----------         -----------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................     1,991,263            (432,265)
                                               -----------         -----------
         Total increase (decrease) in net
         assets ............................    (3,761,923)          1,796,477
                                               -----------         -----------
NET ASSETS
    Beginning of period ....................    19,432,588          17,636,111
                                               -----------         -----------
    End of period (including undistributed
     net investment income of
     $55,699 and $66,340, respectively) ....   $15,670,665         $19,432,588
                                               -----------         -----------
                                               -----------         -----------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2003
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Equity Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the United States.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
         Revenue Code applicable to regulated investment companies.
         As of March 31, 2003, the Fund has capital loss carryforwards of approximately $1,100,000, which expire as follows: $247,000 in 2009, and $853,000 in 2011.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the year ended March 31, 2003, the Fund realized post-October losses of approximately $1,251,000, which for tax purposes, will be deferred and recognized in the following year.
         For the year ended March 31, 2003, the Fund had a tax deferral of wash loss sales of approximately $8,000.
    (e)  Distributions from net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at March 31, 2003, no reclassifications were recorded.  The tax character of distributions paid during the years ended March 31 were as follows:
                                             2003              2002
                                           --------          --------
              Distributions paid from:
              Ordinary income ............ $300,049          $259,488
                                           --------          --------
                                           --------          --------
         For the year ended March 31, 2003, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.
         As of March 31, 2003, investment cost for federal tax purposes was
         $16,399,923 and the tax basis components of net assets were as follows:
              Unrealized appreciation .......................  $   872,539
              Unrealized depreciation .......................   (1,563,141)
                                                               -----------
              Net unrealized depreciation ...................     (690,602)
                                                               -----------
              Undistributed ordinary income .................       55,699
              Accumulated realized capital loss .............   (2,351,247)
              Paid in capital ...............................   18,656,815
                                                               -----------
              Net assets ....................................  $15,670,665
                                                               -----------
                                                               -----------
         The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumlated realized capital loss are attributable primarily to the tax deferral of losses from wash sales.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .70% of the average net asset value up to and including $50 million and .60% of the average net asset value in excess of $50 million.  The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of 90%
    of annual average net assets.  Under this agreement the Adviser reimbursed
    $43,288 during the year ended March 31, 2003.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the year ended March 31, 2003.
(3) Investment Transactions --
    For the year ended March 31, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $10,777,419 and $8,549,404, respectively.

(4) Change of Independent Auditors --
    On July 19, 2002, Arthur Andersen LLP ("Andersen") was terminated as independent accountants for the Fund.  Andersen's report for the Fund's financial statements for the periods ended March 31, 2002, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles.  In addition there have not been any disagreements with Andersen during the Fund's most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.
    The Funds' Board of Directors appointed Ernst & Young LLP as independent auditors for the fiscal year ending March 31, 2003.
Historical Record (unaudited)
-----------------------------------------------------------------------------------------------
                                    Net Investment                     Dollar        Growth of
                            Net         Income      Capital Gain      Weighted      an Initial
                        Asset Value  Distributions  Distributions  Price/Earnings     $10,000
                         Per Share     Per Share      Per Share       Ratio **     Investment ***
                        ----------- --------------  -------------  --------------  --------------
November 23, 1993 *.....  $10.00       $    --         $ --             --            10,000
March 31, 1994..........   10.04        0.0133           --            14.4 times     10,053
March 31, 1995..........   10.56        0.2810           --            14.6           10,871
March 31, 1996..........   12.35        0.3370           --            16.8           13,111
March 31, 1997..........   12.27        0.4527         0.5483          15.9           14,138
March 31, 1998..........   14.35        0.5014         0.6586          23.0           18,072
March 31, 1999..........   12.32        0.4843         0.3278          22.0           16,509
March 31, 2000..........   11.10        0.4447         0.2392          20.6           15,816
March 31, 2001..........   11.20        0.1980           --            21.0           16,250
March 31, 2002..........   12.66        0.1697           --            22.4           18,642
March 31, 2003..........    9.02        0.1920 (a)       --            15.6           13,531
   *  Date of Initial Public Offering.
  **  Based on latest 12 months accomplished earnings.
 ***  Assuming reinvestment of all distributions.
(a) Paid $0.0430 in net investment income on April 25, 2002
    to shareholders of record April 24, 2002.
    Paid $0.0450 in net investment income on July 24, 2002
    to shareholders of record July 23, 2002.
    Paid $0.0510 in net investment income on October 30, 2002
    to shareholders of record October 29, 2002.
    Paid $0.0530 in net investment income on December 26, 2002 to shareholders of record December 24, 2002.
  Range in quarter end price/earnings ratios
       High                      Low
-----------------------  -----------------------
December 31, 2000  23.7  December 31, 1994  13.9

Report of Independent Auditors
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors
of Nicholas Equity Income Fund, Inc.
We have audited the accompanying statement of assets and liabilities of
Nicholas Equity Income Fund, Inc. (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations, changes in net assets and financial highlights for the year then ended.  These financial statements and financial hightlights are the responsiblity of the
Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the four years in the period then ended were audited by other auditors who have ceased operations and whose report dated
April 19, 2002, expressed an unqualified opinion on those statements.
We conducted our audit in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statment presentation.  We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Equity Income Fund, Inc. as of March 31, 2003, and the results of its operations, changes in net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United
States.
                                         /s/ ERNST & YOUNG LLP
Milwaukee, Wisconsin,
April 23, 2003

Directors and Officers of the Fund (unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of March 31,
2003:
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 72 (1), (3)  President,     (2), 10 years  Chief Executive Officer and        6            None
700 North Water Street           Co-Portfolio                  Chairman of the Board, Nicholas
Milwaukee, WI  53202             Manager and                   Company, Inc., the Adviser to
                                 Director                      to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Robert H. Bock, 71               Director       (2), 10 years  Private Investor, Consultant,      5            None
3132 Waucheeta Trail                                           Dean Emeritus of Business
Madison, WI  53711                                             Strategy and Ethics, University of
                                                               Wisconsin School of Business,
                                                               1997 to present.
Timothy P. Reiland, 46           Director       (2), 5 months  Private Investor, Consultant,      5            None
2319 East Newton Avenue                                        Chairman and Chief Financial
Shorewood, WI  53211                                           Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.
OFFICERS
David L. Johnson, 61 (3)         Executive       Annual,       Executive Vice President,
700 North Water Street           Vice President  10 years      Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.
Thomas J. Saeger, 58             Executive       Annual,       Executive Vice President and
700 North Water Street           Vice President  10 years      Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
Jeffrey T. May, 46               Senior Vice     Annual,       Senior Vice President, Treasurer
700 North Water Street           President and   10 years      and Compliance Officer, Nicholas
Milwaukee, WI  53202             Treasurer                     Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio Manager
                                                               of Nicholas Money Market Fund, Inc.
David O. Nicholas, 41 (3)        Senior Vice     Annual,       President, Chief Investment
700 North Water Street           President and   10 years      Officer and Director, Nicholas
Milwaukee, WI  53202             Co-Portfolio                  Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Lynn S. Nicholas, 46 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
700 North Water Street           President       10 years      Company, Inc. the Adviser to the
Milwaukee, WI  53202                                           Fund.
Mark J. Giese, 32                Vice President  Annual,       Vice President, Nicholas Company,
700 North Water Street                           5 years       Inc., the Adviser to the Fund. He has
Milwaukee, WI  53202                                           been the Portfolio Manager of Nicholas
                                                               Liberty Fund since December 2001.
Candace L. Lesak, 45             Vice President  Annual,       Employee, Nicholas Company, Inc.,
700 North Water Street                           10 years      the Adviser to the Fund.
Milwaukee, WI  53202
____________________
(1)     Albert O. Nicholas is the only director who is an "interested person" of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer and a Director of
        the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Equity Income Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
      Nicholas Equity Income Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

              JEFFREY T. MAY, Senior Vice President and Treasurer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                               ERNST & YOUNG LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                       NICHOLAS EQUITY INCOME FUND, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
March 31, 2003